Note 34 - Financial Instruments and Risk Management (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
AEG [member]
Statement Line Items [Line Items]
Trade receivables	$ 3,873	$ 3,110
Stonex Financial Limited [member]
Statement Line Items [Line Items]
Trade receivables	$ 0	$ 0